Statement of Changes in Stockholders' Equity (Deficit) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit During Development Stage	Total
Balance, Amount at Mar. 25, 2012
Balance, Shares at Mar. 25, 2012
Contributed Capital		100		100
Founder shares issued for services, Shares	56,164,350
Founder shares issued for services, Amount	56,164	(56,164)
Shares issued for cash, Shares	1,374,045
Shares issued for cash, Amount	1,374	84,956		86,330
Net loss			(74,279)	(74,279)
Balance, Amount at Dec. 31, 2012	$ 57,538	$ 28,892	$ (74,279)	$ 12,151
Balance, Shares at Dec. 31, 2012	57,538,395
Shares issued for cash, Shares	2,000,000
Balance, Amount at Jan. 31, 2013